Property and Equipement, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipement, Net [Abstract]
Schedule of property and equipment

	Useful Life Years	December 31, 2018	December 31, 2017

Furniture and fixtures	5	$14,908	$15,755
Vehicles	3	29,080	30,734
Electronic equipment	3	22,304	23,573
Less: accumulated depreciation		(37,746)	(23,728)
Property and equipment, net		$28,546	$46,334